Consolidated Statements of Cash Flows (unaudited) (USD $)	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Cash flows from operating activities
Net loss	$ (476,751)	$ (751,834)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Provision for loan losses	70,000	407,000
Gain on sale of other real estate	111,291	0
Depreciation expense	126,135	141,898
Amortization expense	109,420	107,719
Decrease in accrued interest receivable and other assets	32,771	159,825
Decrease in accrued interest payable and other liabilites	(84,851)	(20,274)
Net cash (used in) provided by operating activities	(111,985)	44,334
Cash flows from investing activities
Purchase of investments-Held-to-Maturity	(7,623,124)	(10,846,763)
Proceeds from maturity & principal reductions of investments-Available-for-Sale	130,225	337,144
Proceeds from maturity & principal reductions of investments-Held-to-Maturity	4,785,904	6,009,940
Net decrease (increase) in loans	3,807,158	(515,447)
Purchase of premises and equipment	(79,376)	(35,148)
Net cash provided by (used in) investing activities	1,020,787	(5,050,274)
Cash flows from financing activities
Net increase in deposits	2,484,042	5,584,912
Net cash provided by financing activities	2,484,042	5,584,912
Increase in cash and cash equivalents	3,392,844	578,972
Cash and cash equivalents at beginning of period	8,696,111	6,289,844
Cash and cash equivalents at end of period	12,088,955	6,868,816
Supplemental disclosures of cash flow information
Cash paid during the period for interest	115,038	140,193
Noncash transfer of loans to other real estate owned	$ 602,100	$ 689,084